SCUDDER
                                                                     INVESTMENTS

Sector Specific Funds I

Scudder Health Care Fund

Supplement to Prospectus Dated October 1, 2002, as revised January 1, 2003, as further revised February 1, 2003

Scudder Technology Fund

Supplement to Prospectus Dated January 1, 2003, as revised February 1, 2003

CLASS I SHARES

--------------------------------------------------------------------------------

Scudder Health Care Fund currently offers six classes of shares and Scudder Technology Fund currently offers five classes of shares to provide investors with different purchasing options. Each fund offers Class A, Class B and Class C shares, which are described in the funds' Class A, B and C prospectus, and Class I shares, which are described in the Class A, B and C prospectus as supplemented hereby. In addition, Scudder Health Care Fund offers Class AARP and Class S shares, which are described in the fund's Class AARP and S prospectus dated October 1, 2002. Scudder Technology Fund offers Institutional Shares, which are described in the fund's Institutional Class prospectus dated January 1, 2003. When placing purchase orders, investors must specify which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Deutsche Investment Management Americas Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1,000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; and (5) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

Scudder Health Care Fund

The table shows how the returns of Scudder Health Care Fund's Class I shares, on a before tax basis, compare with broad-based market indices (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and indices may vary over time. All figures on this page assume reinvestment of dividends and distributions. As always, past performance (before and after taxes) is no guarantee of future results.


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                               1 Year         Since Inception*
--------------------------------------------------------------------------------
Scudder Health Care Fund                       -10.33               -10.28
(Return Before Taxes)
--------------------------------------------------------------------------------
Index 1 (reflects no deduction for             -11.87               -11.87
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deduction for             -13.44               -13.44
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.**

Index 2: Goldman Sachs Healthcare Index is a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.**

*     Since 3/2/1998. Index comparison begins 3/31/1998.

** The advisor believes it is more appropriate to measure the fund's performance against the Goldman Sachs Healthcare Index as it more accurately reflects the fund's investment strategy.

Scudder Technology Fund

The table shows how the returns of Scudder Technology Fund's Class I shares, on a before tax basis, compare with broad-based market indices (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and indices may vary over time. All figures on this page assume reinvestment of dividends and distributions. As always, past performance (before and after taxes) is no guarantee of future results.


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                       1 Year        5 Years     Since Inception
--------------------------------------------------------------------------------
Scudder Technology Fund                -38.21           9.04         12.55*
(Return Before Taxes)
--------------------------------------------------------------------------------
Index 1 (reflects no deduction         -11.87          10.70        13.97**
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deduction         -28.58          11.87           N/A
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 3 (reflects no deduction         -30.88          12.72        14.57**
for fees, expenses or taxes)
--------------------------------------------------------------------------------

*     Since 7/3/1995.

**    Index comparison begins 6/30/1995.

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Goldman Sachs Technology Index is a capitalization-weighted index based on a universe of technology-related stocks.***

Index 3: JP Morgan H&Q Technology Index (formerly Hambrecht & Quist Technology Index), an unmanaged index composed of approximately 275 technology stocks, selected as representative of the overall technology sector. The Index includes companies from five technology groups: computer hardware, computer software, communications, semiconductors and information services.***

*** The advisor believes it is more appropriate to measure the fund's performance against the Goldman Sachs Technology Index than against the JP Morgan H&Q Technology Index. In the past, the technology sector has experienced above average volatility.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of a fund.

--------------------------------------------------------------------------------
                                                        Scudder       Scudder
                                                      Health Care   Technology
Fee Table                                                Fund          Fund
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases          None         None
(% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)           None         None
(% of redemption proceeds)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested         None         None
Dividends/Distributions
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                           0.85%         0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                          None         None
--------------------------------------------------------------------------------
Other Expenses*                                          0.69%         0.18%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                         1.54%         0.73%
--------------------------------------------------------------------------------
Expense Waiver*                                          0.24%         0.03%
--------------------------------------------------------------------------------
Net Annual Operating Expenses (after waiver)             1.30%         0.70%
--------------------------------------------------------------------------------

* Restated to reflect maximum annual estimated costs. Through September 30, 2003, each fund pays certain of these expenses at a fixed rate administrative fee of 0.45% and 0.145% for Scudder Health Care Fund and Scudder Technology Fund, respectively, paid pursuant to an Administrative Services Agreement ("Agreement") between each fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by Class I shares of each fund (other than those provided by the Advisor under its investment management agreement with each fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of each fund to the extent necessary to maintain the fund's total operating expenses at 1.30% and 0.70% for Class I shares of Scudder Health Care Fund and Scudder Technology Fund,respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement.

Example

Based on the costs above (including two years of capped expenses in each period), this example helps you compare the expenses of a fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                                 1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Scudder Health Care Fund         $132         $438        $793        $1,792
--------------------------------------------------------------------------------
Scudder Technology Fund            72          227         398           896
--------------------------------------------------------------------------------

Financial Highlights

These tables are designed to help you understand each fund's Class I shares' financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in each fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder Health Care Fund has been audited by PricewaterhouseCoopers LLP, independent accountants, and the information for Scudder Technology Fund has been audited by Ernst & Young LLP, independent auditors, whose reports, along with each fund's financial statements, are included in the applicable fund's annual report (see "Shareholder reports" on the back cover of the prospectus).


Scudder Health Care Fund -- Class I

--------------------------------------------------------------------------------
 Years Ended May 31,                                           2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $20.44    $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                               (.09)     (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       (2.31)    (2.88)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                            (2.40)    (2.90)
--------------------------------------------------------------------------------
Redemption fees                                                 .01        --
--------------------------------------------------------------------------------
Net asset value, end of period                               $18.05    $20.44
--------------------------------------------------------------------------------
Total Return (%)                                             (11.69)   (12.43)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          .01        --
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           .95       .95*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      (.45)     (.29)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      62        65
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class I shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

*     Annualized

**    Not annualized

Scudder Technology Fund -- Class I

--------------------------------------------------------------------------------
 Years Ended October 31,                 2002     2001    2000     1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $11.05    $29.67  $21.54   $11.86  $13.19
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a        (.04)     (.01)     --     (.02)   (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain     (3.44)   (16.03)  10.07    10.77     .83
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations     (3.48)   (16.04)  10.07    10.75     .81
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                            --     (2.58)  (1.94)   (1.07)  (2.14)
--------------------------------------------------------------------------------
Net asset value, end of period        $ 7.57    $11.05  $29.67   $21.54  $11.86
--------------------------------------------------------------------------------
Total Return (%)                      (31.49)^c (57.33)  47.62    95.39    8.44
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)    15        25      59       34      19
--------------------------------------------------------------------------------
Ratio of expenses before expense         .65       .68^b   .70      .65     .67
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense          .65       .68^b   .69      .64     .67
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income          (.34)     (.05)   (.01)    (.09)   (.12)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               60        96      59       59     146
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .68% and .68%, respectively.

^c In 2002, the Advisor fully reimbursed the Fund for a net loss incurred on transactions which did not meet the Fund's investment guidelines. The amount of the loss was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Scudder Money Funds -- Scudder Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Scudder Money Funds -- Scudder Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other Scudder mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of each fund offered through this prospectus.





February 1, 2003

                                                                         SCUDDER
                                                                     INVESTMENTS


                               Sector Specific Funds I
                               Classes A, B and C


                        Prospectus

--------------------------------------------------------------------------------
                        |
                        |      Scudder Health Care Fund
                        |      October 1, 2002, as revised January 1, 2003,
                        |      as further revised February 1, 2003
                        |
                        |      Scudder Global Biotechnology Fund
                        |      January 1, 2003, as revised February 1, 2003
                        |
                        |      Scudder Technology Fund
                        |      January 1, 2003, as revised February 1, 2003
                        |
                        |      Scudder Technology Innovation Fund
                        |      October 1, 2002, as revised January 1, 2003,
                        |      as further revised February 1, 2003




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                           How to Invest in the Funds

     4  Scudder Health Care Fund                 48  Choosing a Share Class

    10  Scudder Global Biotechnology             54  How to Buy Shares
        Fund
                                                 55  How to Exchange or Sell
    17  Scudder Technology Fund                      Shares

    23  Scudder Technology                       56  Policies You Should Know
        Innovation Fund                              About

    29  Other Policies and Secondary             62  Understanding Distributions
        Risks                                        and Taxes

    31  Who Manages and Oversees
        the Funds

    35  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.

These funds invest mainly in common stocks, as a way of seeking growth of your investment.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                           |  Class A     Class B     Class C
                                           |
                             ticker symbol |  SUHAX       SUHBX       SUHCX
                             fund number   |  452         652         752
--------------------------------------------------------------------------------

Scudder Health Care Fund

The Fund's Main Investment Strategy

Under normal circumstances, the fund seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the fund's 80% investment policy, companies in the health care sector must commit at least half of their assets to the health care sector, or derive at least half of their revenues or net income from that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The fund will invest in securities of US companies, but may invest in foreign companies as well.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and agency debt securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

Top-down analysis. The managers consider the economic outlooks for various industries within the health care sector while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies within the health care sector at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when they believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given health care industry.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, health care stocks. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The fact that the fund concentrates its investments in the industries of the health care sector increases this risk, because factors affecting that sector could affect fund performance. For example, health care companies could be hurt by such factors as rapid product obsolescence and the unpredictability of winning government approvals.

The fact that the fund is non-diversified and may invest in relatively few companies increases its risk, because any factors affecting a given company could affect performance.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept the above-average risks of sector specific investment and who are interested in exposure to the health care sector.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o     derivatives could produce disproportionate losses

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index and one other relevant index (which, unlike the fund, do not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares was December 29, 2000. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A, B and C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Health Care Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

           1999       11.10
           2000       59.35
           2001      -10.88

2002 Total Return as of June 30: -21.88%

For the periods included in the bar chart:
Best Quarter: 21.24%, Q2 2000                    Worst Quarter: -21.47%, Q1 2001

Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                           1 Year            Since Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                      -16.01                 -15.94
--------------------------------------------------------------------------------
  Return after Taxes on                    -16.01                 -15.94
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                    -12.00                  -9.70
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)              -14.18                 -14.12
--------------------------------------------------------------------------------
Class C (Return before Taxes)              -12.33                  13.95
--------------------------------------------------------------------------------
Index 1 (reflects no deductions            -11.87                   2.42
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions            -13.44                   9.45
for fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P 500) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Goldman Sachs Healthcare Index is a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

*  Since 3/2/1998. Index comparison begins 3/31/1998.

Total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                        Class A     Class B    Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on              5.75%      None      1.00%
Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge            None*     4.00%      1.00%
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                      0.85%     0.85%      0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                     0.25      1.00       1.00
--------------------------------------------------------------------------------
Other Expenses**                                     0.77      0.94       1.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                    1.87      2.79       2.92
--------------------------------------------------------------------------------
Expense Waiver**                                     0.22      0.37       0.51
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)    1.65      2.42       2.41
--------------------------------------------------------------------------------


* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About - Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.55%, 0.57% and 0.56% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.40%, 1.42% and 1.41% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $733      $1,088       $1,488       $2,605
--------------------------------------------------------------------------------
Class B shares                        645       1,093        1,607        2,638
--------------------------------------------------------------------------------
Class C shares                        442         897        1,531        3,236
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $733      $1,088       $1,488       $2,605
--------------------------------------------------------------------------------
Class B shares                        245         793        1,407        2,638
--------------------------------------------------------------------------------
Class C shares                        342         897        1,531        3,236
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        |   Class A     Class B     Class C
                                        |
                         ticker symbol  |   DBBTX       DBBBX       DBBCX
                           fund number  |   475         675         775
--------------------------------------------------------------------------------

Scudder Global Biotechnology Fund

The Fund's Main Investment Strategy

The fund invests to maximize total return.

The fund seeks to maximize total return by investing primarily in equity securities of companies that the Advisors expect will benefit from their involvement in the biotechnology industry. Under normal market conditions, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in equity or equity-related securities of biotechnology companies. Equity or equity-related securities include common stocks, preferred stocks, American Depository Receipts and Global Depository Receipts.

Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies generally employ genetic engineering to develop new products and apply new and innovative processes. For example, such processes could be used to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/ surgical, human healthcare, and agricultural- and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, companies with new and different products and strategies will likely be included in the industry over time.

These companies may be located in the US and abroad and may have operations in more than one country. Substantially all of the fund's investments abroad will be in developed countries. The fund considers a company or issuer to be of a particular country if it is headquartered or has its primary operations in that country.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may also invest in various instruments commonly known as derivatives to protect its assets or increase its exposure to an asset class. The fund primarily uses futures, options and forward currency transactions.

The fund may invest in companies of varying market capitalizations. The fund generally expects that its holdings will include securities of 40-60 companies, but the fund is not limited in the number of its holdings.

The fund uses both fundamental research and due diligence in looking for attractive investment opportunities in the global biotechnology sector. The fund's fundamental research seeks to identify attractive companies for investment by considering a variety of factors, including whether such companies appear to be poised to develop and exploit new technologies or participate in growth markets, or have a clear strategy, a focus on profitability, or an established brand name. The fund will also assess factors such as company management, market position, and quality of scientific research and clinical trials underlying the company's products or services. No one characteristic or factor is determinative, and the analysis may differ by company and region. The fund's due diligence includes reviewing publicly available scientific and clinical data underlying the company's products or services and interviewing physicians and scientific experts on such subjects.

The fund seeks to identify and invest early in promising opportunities within the biotechnology sector. For example, the fund may invest in a company even before its product has been approved by applicable regulators, such as the US Food and Drug Administration, or is available for sale.

Generally, the fund pursues a "buy and hold" investment strategy. However, the fund will consider selling all or part of a security holding in circumstances the advisors deem a sale is appropriate including:

o the stock has reached an intermediate-term price objective, its outlook no longer seems sufficiently promising and a relatively more attractive stock emerges;

o the issuer is experiencing deteriorating fundamentals or its fundamentals have changed substantially;

o the company has experienced a fundamental shift in its core business processes and objectives; or

o     the fund's portfolio needs to be rebalanced

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the pharmaceutical sector. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Non-Diversification Risk. The fund is non-diversified; it invests in relatively few issuers. Thus, the performance of each portfolio holding may have a bigger impact on performance than a fund with more holdings.

Concentration Risk. The fund concentrates its investments in biotechnology companies. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the fund's performance.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept the above-average risks of sector specific investment and who are interested in exposure to the biotechnology sector.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     growth stocks may be out of favor for certain periods

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o derivatives could produce disproportionate losses (see "Secondary Risks" for more information)

The Fund's Performance History

Because this is a new fund, it did not have a full calendar year of performance to report as of the date of this prospectus.

However, the fund has an investment objective and policies that are substantially similar to those of a mutual fund organized in Germany and managed by substantially the same portfolio managers who manage the fund. See the section entitled "Additional Performance Information - Similar Fund" for more information.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on       5.75%          None        1.00%
Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge      None^1       4.00%        1.00%
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                               0.85%         0.85%        0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee             0.25          1.00         1.00
--------------------------------------------------------------------------------
Other Expenses                               4.71          4.71         4.71
--------------------------------------------------------------------------------
Total Annual Operating Expenses              5.81          6.56         6.56
--------------------------------------------------------------------------------
Fee Waiver/Expense Reimbursements            4.31          4.31         4.31
--------------------------------------------------------------------------------
Net Annual Operating Expenses^2              1.50          2.25         2.25
--------------------------------------------------------------------------------

^1 Purchases of $1 million or more of Class A shares are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1.00% if you redeem your shares within one year, and 0.50% if you redeem your shares during the second year after purchase. (See the section entitled "Choosing a Share Class -- Class A shares.")

^2 Investment Company Capital Corporation, in its capacity as Advisor and Administrator, has contractually agreed to waive its fees and/or reimburse expenses of the fund through December 31, 2003, to the extent necessary to maintain the fund's expense ratio at the level indicated as "Net Annual Fund Operating Expenses."

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $719      $1,843      $2,949       $5,637
--------------------------------------------------------------------------------
Class B shares                        628       1,855       3,041        5,641
--------------------------------------------------------------------------------
Class C shares                        426       1,640       2,913        5,926
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $719      $1,843      $2,949       $5,637
--------------------------------------------------------------------------------
Class B shares                        228       1,555       2,841        5,641
--------------------------------------------------------------------------------
Class C shares                        326       1,640       2,913        5,926
--------------------------------------------------------------------------------

Additional Performance Information -- Similar Fund

The fund does not have performance information for an entire calendar year. However, the fund's investment objective and policies are substantially similar to those of DWS Biotech-Atkien Typ O ("DWS Biotech-Atkien Typ O" or the "German fund"), a mutual fund organized in Germany and managed by substantially the same portfolio managers who manage the fund. In managing the fund, the sub-advisor will employ substantially the same investment policies and strategies.

The performance data below lists the prior performance of DWS Biotech-Atkien Typ O, not the prior performance of the fund. This performance should not be considered an indication of future performance of the fund. The data presented represents past performance results. Past performance does not guarantee future results.

---------------------------------------------------------------------
Performance
as of 12/31/01                   1 Year              Inception*
---------------------------------------------------------------------

DWS Biotech-Atkien              -22.83%                 22.25%
Typ O (USD) (unaudited)
---------------------------------------------------------------------
Index 1                         -16.82                  -7.41
---------------------------------------------------------------------
Index 2                         -16.20                  17.10
---------------------------------------------------------------------
Index 3                          -9.68                  34.64
---------------------------------------------------------------------

Index 1: MSCI World Index is an unmanaged index of over 1,500 stocks traded in approximately 23 developed world markets. The index does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the fund's results.

Index 2: NASDAQ Biotechnology Index a modified capitalization-weighted index designed to measure the performance of all NASDAQ stocks in the biotechnology sector.**

Index 3: MCSI Bio-Technology Select Index is an unmanaged index composed of 40 of the largest biotech securities that have an annual average daily trading volume of at least $10 million (USD). The index does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the fund's results.**

*     Date of inception is 8/31/1999.

** On December 17, 2002, the Board of Directors approved replacing the MSCI Biotechnology Select Index with the NASDAQ Biotechnology Index as the fund's secondary benchmark. The NASDAQ Biotechnology Index provides shareholders with better information to assess the performance of the fund since it more closely corresponds to the fund's investment strategy.

The performance information shown has been calculated in accordance with the Securities and Exchange Commission's standardized formula, but excludes the impact of any sales charges. If sales charges were reflected, performance would have been lower.

The performance information shown for DWS Biotech-Atkien Typ O is net of advisory fees and other expenses (after fee waivers and/or expense reimbursements) of Class A shares of the Global Biotechnology fund. Additionally, the performance results reflect reinvestment of dividends and other earnings.

To the extent that the German fund is not a registered investment company under the laws of the United States, it is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. The German fund, however, is subject to certain limitations and requirements imposed by German law.

Further, the German fund may hedge against currency risks applicable to German investors, while the fund may hedge against currency risks applicable to US investors. Requiring the German fund to operate under the same circumstances applicable to the fund may have affected the German fund's performance results.

--------------------------------------------------------------------------------
                                            |   Class A     Class B     Class C
                                            |
                             ticker symbol  |   KTCAX       KTCBX       KTCCX
                               fund number  |   001         201         301
--------------------------------------------------------------------------------

Scudder Technology Fund

The Fund's Main Investment Strategy

The fund seeks growth of capital.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of US companies in the technology sector. For purposes of the fund's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semi-conductors, software, telecom equipment and computer/hardware. The fund may invest in companies of any size.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, innovative products and services, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

Top-down analysis. The managers consider the economic outlooks for various industries within the technology sector while looking for those that may benefit from changes in the overall business environment.

The managers may favor securities from different industries and companies within the technology sector at different times, while still maintaining variety in terms of the industries and companies represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given technology industry.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the technology sector of the US stock market. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Sector Specific Risk. While the fund does not concentrate in any industry, the fund focuses its investments in technology companies. As a result, market price movements, market saturation and rapid product obsolescence affecting companies in this field will have a significant impact on the fund's performance. Additionally, many technology companies are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept above-average risks and are interested in exposure to a sector that offers attractive long-term growth potential.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o derivatives could produce disproportionate losses (see "Secondary Risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance of Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index and one other relevant index (which, unlike the fund, do not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Classes B and C shares is May 31, 1994. The performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Classes B or C and the current applicable sales charges of Class B and C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Technology Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------

            1992         -1.19
            1993         11.69
            1994         11.35
            1995         42.77
            1996         20.60
            1997          7.11
            1998         43.59
            1999        114.28
            2000        -24.31
            2001        -34.44


2002 Total Return as of September 30: -31.67%

For the periods included in the bar chart:
Best Quarter: 57.79%, Q4 1999             Worst Quarter: -34.76%, Q3 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                         1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                    -38.21           9.04          12.55
--------------------------------------------------------------------------------
  Return after Taxes on                  -38.21           7.03           9.44
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  -27.97           6.23           9.67
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)            -37.04           9.12          12.08
--------------------------------------------------------------------------------
Class C (Return before Taxes)            -35.69           9.17          12.14
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for      -11.87          10.70          12.94
fees, expenses, or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for      -28.58          11.87           N/A
fees, expenses, or taxes)
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P 500) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Goldman Sachs Technology Index, an unmanaged capitalization-weighted index based on a universe of technology-related stocks.

In the past, the technology sector has experienced above-average volatility that produced significant fluctuations in the fund's performance. For more recent performance information, call your financial representative or (800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                  Class A       Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on       5.75%       None            1.00%
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales           None*         4.00%          1.00%
Charge (Load) (as a % of redemption
proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                               0.55%        0.55%          0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees            0.19         0.96           0.97
--------------------------------------------------------------------------------
Other Expenses**                             0.56         1.17           1.31
--------------------------------------------------------------------------------
Total Annual Operating Expenses**            1.30         2.68           2.83
--------------------------------------------------------------------------------
Expense Waiver**                             0.12         0.41           0.58
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses           1.18         2.27           2.25
(after waiver)
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.440%, 0.760% and 0.725% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.990%, 1.310% and 1.275% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares             $688           $940         $1,224        $2,030
--------------------------------------------------------------------------------
Class B shares              630          1,052          1,544         2,296
--------------------------------------------------------------------------------
Class C shares              425            856          1,474         3,139
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares             $688           $940         $1,224        $2,030
--------------------------------------------------------------------------------
Class B shares              230            752          1,344         2,296
--------------------------------------------------------------------------------
Class C shares              325            856          1,474         3,139
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           |   Class A     Class B     Class C
                                           |
                            ticker symbol  |   SRIAX       SRIBX       SRICX
                              fund number  |   451         651         751
--------------------------------------------------------------------------------

Scudder Technology Innovation Fund

The Fund's Main Investment Strategy

Under normal circumstances, the fund seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. For purposes of the fund's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector, or derive at least half of their revenues or net income from that sector. The industries in the technology sector include computers (including software, hardware and Internet-related businesses), computer services, telecommunications and semi-conductors. The companies may be of any size. The fund will invest in securities of US companies, but may invest in foreign companies as well.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and agency debt securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

Top-down analysis. The managers consider the economic outlooks for various industries within the technology sector while looking for those that may benefit from changes in the overall business environment.

The managers may favor securities from different industries and companies within the technology sector at different times, while still maintaining variety in terms of the industries and companies represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given technology industry.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, technology stocks. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The fact that the fund concentrates its investments in the industries of the technology sector increases this risk, because factors affecting that sector could affect fund performance. For example, technology companies could be hurt by such factors as market saturation, price competition and competing technologies. Additionally, many technology companies are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.

The fact that the fund is non-diversified and may invest in relatively few companies increases its risk, because any factors affecting a given company could affect performance.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who understand the risks of investing in a single sector that has shown above-average volatility and are interested in gaining exposure to the technology sector.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o     derivatives could produce disproportionate losses

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index and two other relevant indexes (which, unlike the fund, do not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares was December 29, 2000. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A, B and C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Technology Innovation Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

       1999        166.33
       2000        -23.05
       2001        -46.11

2002 Total Return as of June 30: -34.63%

For the periods included in the bar chart:
Best Quarter: 71.49%, Q4 1999            Worst Quarter: -39.38%, Q3 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                           1 Year            Since Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                     -49.21                 8.58
--------------------------------------------------------------------------------
  Return after Taxes on                   -49.21                 6.23
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                   -32.21                 5.27
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)             -48.12                 9.00
--------------------------------------------------------------------------------
Class C (Return before Taxes)             -47.02                 9.16
--------------------------------------------------------------------------------
Index 1 (reflects no deductions             2.49                 1.75
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions           -20.36                -3.23
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 3 (reflects no deductions           -28.58                 4.91
for fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: Russell 2000 Index, an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks.

Index 2: Russell 2000 Technology Index, an unmanaged, capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science.**

Index 3: Goldman Sachs Technology Composite Index, an unmanaged capitalization-weighted index based on a universe of technology related stocks.**

*  Since 3/2/1998. Index comparison begins 3/31/1998.

** The advisor believes it is more appropriate to measure the fund's performance against the Goldman Sachs Technology Composite Index than the Russell 2000 Technology Index as it more accurately reflects the fund's investment strategy.

Total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

In the past, the technology sector has experienced above-average volatility that produced significant fluctuations in the fund's performance. For more recent performance information, call your financial representative or (800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                           Class A  Class B    Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on               5.75%    None        1.00%
Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge            None*      4.00%      1.00%
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                       0.85%     0.85%      0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                    0.25      1.00       1.00
--------------------------------------------------------------------------------
Other Expenses**                                     0.84      1.17       1.20
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                    1.94      3.02       3.05
--------------------------------------------------------------------------------
Expense Waiver**                                     0.15      0.44       0.48
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)    1.79      2.58       2.57
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.69%, 0.73% and 0.72% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.54%, 1.58% and 1.57% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $746      $1,121       $1,534       $2,683
--------------------------------------------------------------------------------
Class B shares                        661       1,148        1,706        2,779
--------------------------------------------------------------------------------
Class C shares                        458         941        1,600        3,362
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $746      $1,121       $1,534       $2,683
--------------------------------------------------------------------------------
Class B shares                        261         848        1,506        2,779
--------------------------------------------------------------------------------
Class C shares                        358         941        1,600        3,362
--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Boards of Scudder Health Care Fund, Scudder Technology Fund and Scudder Technology Innovation Fund could change that fund's investment goal without seeking shareholder approval. The Board of Scudder Global Biotechnology Fund cannot change the fund's goal without shareholder approval. In addition, the applicable Board will provide shareholders with at least 60 days' notice prior to making any changes to each fund's 80% investment policy.

o Certain funds may trade securities actively. This could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o Each fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks.

Secondary Risks

Derivatives Risk. Although not one of its principal investment strategies, each fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into a fund. If the fund underestimates its price, you may not receive the full market value for your fund shares when you sell.

IPO Risk. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified effect on the performance of a fund so long as a fund has a small asset base. A fund may not experience a similar impact on its performance as its assets grow because it is unlikely a fund will be able to obtain proportionately larger IPO allocations.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Scudder Health Care Fund, Scudder Technology Fund and Scudder Technology Innovation Fund

DeIM is the investment advisor for these funds. Under the supervision of a Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. Each fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Global Biotechnology Fund

Investment Company Capital Corporation ("ICCC" or "the Advisor") is the fund's investment advisor. The address for ICCC is One South Street, Baltimore, Maryland 21202. ICCC is also the investment advisor to other mutual funds in the Scudder family of funds.

Investment Sub-Advisor (Global Biotechnology Fund)

DWS International Portfolio Management GmbH ("DWS International" or "Sub-Advisor") is the sub-advisor to the fund. The address for DWS International is Grueneburgweg 113-115, 60323 Frankfurt am Main, Germany.

ICCC is responsible for supervising and managing all of the fund's operations, including overseeing the performance of DWS International. DWS International is responsible for decisions to buy and sell securities for the fund, for broker-dealer selection, and for negotiation of commission rates.

DeIM, ICCC and DWS International are indirect, wholly-owned subsidiaries of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. ICCC also serves as Global Biotechnology Fund's transfer agent.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

Fund Name                                              Fee Paid
---------------------------------------------------------------------
Scudder Health Care Fund                               0.85%
---------------------------------------------------------------------
Scudder Global Biotechnology Fund                      0.85%
---------------------------------------------------------------------
Scudder Technology Fund                                0.55%
---------------------------------------------------------------------
Scudder Technology Innovation Fund                     0.85%
---------------------------------------------------------------------

This fee will be computed daily and paid monthly. ICCC compensates DWS International out of its advisory fee.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc. ("DeIM"), Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

The portfolio managers

The following people handle the day-to-day management of each fund.


Scudder Health Care Fund                   Scudder Global Biotechnology Fund

  James Fenger                               Michael Sistenich
  Managing Director of Deutsche Asset        Head of Healthcare Equities, DWS
  Management and Co-Manager of the fund.     International Portfolio Management
   o Joined Deutsche Asset Management in     GmbH and Lead Manager of the fund.
     1983 and the fund in 1998.               o Joined the Sub-Advisor in 1997.
   o Over 19 years of investment industry     o Over 5 years investment
     experience.                                industry experience.
   o MBA, University of Wisconsin.            o BSc. in Biochemistry from
                                                Oxford University (UK), with
  Leefin Lai                                    research in areas of Cancer
  Senior Vice President of Deutsche Asset       and Multi-drug resistance.
  Management and Co-Manager of the fund.
   o Joined Deutsche Asset Management and    Klaus Kaldemorgen
     the fund in 2001.                       Head of International Equities,
   o Over 9 years of investment industry     DWS International Portfolio
     experience.                             Management GmbH and Manager of the
   o MBA, University of Illinois.            fund.
                                               o Joined the Sub-Advisor in 1982.
  Thomas Bucher                                o Over 18 years of investment
  CFA, Director of Deutsche Asset                industry experience.
  Management and Consultant to the fund.       o Graduate degree in Economics
   o Head of global equity research team         from Johanne Gutenberg
     for Healthcare sector and portfolio         University (Germany).
     manager for European
     Equity: Frankfurt.
   o Joined Deutsche Asset Management in
     1995, previously serving as analyst
     for European Chemical, Oil, Steel and
     Engineering sectors and
     analyst/portfolio manager for Eastern
     European equity.
   o MA, University of Tuegingen, Germany.
   o Joined the fund in 2002.

Scudder Technology Fund                      Stephen Scott
Scudder Technology Innovation Fund           Director of Deutsche Asset
                                             Management and Consultant to the
  Blair Treisman                             funds.
  Director of Deutsche Asset Management       o Joined Deutsche Asset Management
  and Lead Manager of the funds.                in 1996, previously serving as
   o Joined Deutsche Asset Management in        team leader of Software and IT
     1999 and the funds in 2000.                services, London, and
   o Prior to that, business services           analyst/portfolio manager,
     analyst at Salomon Smith Barney            Sydney, after 1 year of
     (1999); senior research analyst and        experience as credit analyst for
     hedge fund manager at Midtown              Westpac Banking Corporation.
     Research Group (1998-1999); senior       o Analyst for global technology
     analyst-- Small Cap Growth Equities        team: New York.
     Group at Putnam Investments              o Joined the funds in 2002.
     (1994-1998).
   o MBA, Columbia University Graduate
     School of Business.

  Jonathan Wild
  CA, Managing Director of Deutsche Asset
  Management and Consultant to the funds.
   o Joined Deutsche Asset Management in
     1996, previously serving as
     portfolio manager and analyst for
     U.K. equities specializing in the
     Telecoms sector, London, after 9
     years of experience as fund manager
     for Finsbury Asset Management and
     analyst at BZW having previously
     qualified as a chartered accountant
     at KPMG.
   o Head of global technology team and
     global equity research team for
     Hardware & Equipment sector: based
     in New York.
   o Joined the funds in 2002.

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder Technology Fund has been audited by Ernst & Young LLP, independent auditors, and the information for Scudder Global Biotechnology Fund, Scudder Health Care Fund and Scudder Technology Innovation Fund has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the last page).

Scudder Health Care Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended May 31,                                            2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $20.41   $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                (.19)    (.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment        (2.32)   (2.86)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                             (2.51)   (2.93)
--------------------------------------------------------------------------------
Redemption fees                                                  .01       --
--------------------------------------------------------------------------------
Net asset value, end of period                                $17.91   $20.41
--------------------------------------------------------------------------------
Total Return (%)^c                                            (12.25)  (12.55)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            17        7
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           1.48     1.40*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (.98)    (.74)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       62       65
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class A shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

Scudder Health Care Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended May 31,                                             2002   2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $20.33   $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                (.34)    (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment        (2.31)   (2.88)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                             (2.65)   (3.01)
--------------------------------------------------------------------------------
Redemption fees                                                  .01       --
--------------------------------------------------------------------------------
Net asset value, end of period                                $17.69   $20.33
--------------------------------------------------------------------------------
Total Return (%)^c                                            (12.99)  (12.90)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            12        4
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           2.28     2.19*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      (1.78)   (1.53)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       62       65
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class B shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

Scudder Health Care Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended May 31,                                           2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $20.33   $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                (.34)    (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment        (2.30)   (2.88)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                             (2.64)   (3.01)
--------------------------------------------------------------------------------
Redemption fees                                                  .01       --
--------------------------------------------------------------------------------
Net asset value, end of period                                $17.70   $20.33
--------------------------------------------------------------------------------
Total Return (%)^c                                            (12.94)  (12.90)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                             4        1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           2.25    2.16*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      (1.75)   (1.50)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       62       65
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class C shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

Scudder Global Biotechnology Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended August 31,                                          2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.61   $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   (.13)^b  (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment         (4.09)     .64
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                              (4.22)     .61
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 6.39   $10.61
--------------------------------------------------------------------------------
Total Return (%)^c                                             (39.77)    6.10**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                         3,147    5,021
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                  5.81     6.39*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                   1.50     1.50*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (1.42)    (.62)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        91       53
--------------------------------------------------------------------------------

^a For the period March 30, 2001 (commencement of sales of Class A shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

Scudder Global Biotechnology Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                                          2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.58  $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   (.19)^b (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment         (4.07)    .64
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                              (4.26)    .58
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 6.32  $10.58
--------------------------------------------------------------------------------
Total Return (%)^c                                             (40.26)   5.80**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                           273      382
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                  6.56    7.14*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                   2.25    2.25*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (2.17)  (1.45)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        91      53
--------------------------------------------------------------------------------

^a For the period March 30, 2001 (commencement of sales of Class B shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

Scudder Global Biotechnology Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                                          2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.58   $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   (.19)^b  (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment         (4.07)     .64
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                              (4.26)     .58
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 6.32   $10.58
--------------------------------------------------------------------------------
Total Return (%)^c                                             (40.26)    5.80**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                           226      279
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                  6.56     7.14*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                   2.25     2.25*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (2.17)   (1.37)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        91       53
--------------------------------------------------------------------------------

^a For the period March 30, 2001 (commencement of sales of Class C shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

Scudder Technology Fund -- Class A

----------------------------------------------------------------------------------
 Years Ended October 31,                  2002      2001    2000    1999     1998
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period   $10.80     $29.18  $21.29  $11.77   $13.13
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a         (.07)      (.06)   (.09)   (.06)    (.04)
----------------------------------------------------------------------------------
  Net realized and unrealized gain      (3.35)    (15.74)   9.92   10.65      .82
  (loss) on investment transactions
----------------------------------------------------------------------------------
  Total from investment operations      (3.42)    (15.80)   9.83   10.59      .78
----------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                             --      (2.58)  (1.94)  (1.07)   (2.14)
----------------------------------------------------------------------------------
Net asset value, end of period         $ 7.38     $10.80  $29.18  $21.29   $11.77
----------------------------------------------------------------------------------
Total Return (%)^b                     (31.67)^d  (57.51)  47.06   94.71     8.21
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)    885      1,521   3,711   2,233    1,084
----------------------------------------------------------------------------------
Ratio of expenses before expense          .97       1.04^c  1.00     .93      .92
reductions (%)
----------------------------------------------------------------------------------
Ratio of expenses after expense           .97       1.03^c   .99     .93      .92
reductions (%)
----------------------------------------------------------------------------------
Ratio of net investment income           (.66)      (.40)   (.30)   (.38)    (.37)
(loss) (%)
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                60         96      59      59      146
----------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.02% and 1.02%, respectively.

^d In 2002, the Advisor fully reimbursed the Fund for a net loss incurred on transactions which did not meet the Fund's investment guidelines. The amount of the loss was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

Scudder Technology Fund -- Class B

----------------------------------------------------------------------------------
 Years Ended October 31,                  2002     2001    2000    1999     1998
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period   $ 9.55    $26.46  $19.62  $11.03   $12.54
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a         (.14)     (.19)   (.36)   (.22)    (.14)
----------------------------------------------------------------------------------
  Net realized and unrealized gain      (2.95)   (14.14)   9.14    9.88      .77
  (loss) on investment transactions
----------------------------------------------------------------------------------
  Total from investment operations      (3.09)   (14.33)   8.78    9.66      .63
----------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                          --        (2.58)  (1.94)  (1.07)   (2.14)
----------------------------------------------------------------------------------
Net asset value, end of period         $ 6.46    $ 9.55  $26.46  $19.62   $11.03
----------------------------------------------------------------------------------
Total Return (%)^b                     (32.36)^d (57.90)  45.49   92.59     7.24
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)    264       494   1,307     465      127
----------------------------------------------------------------------------------
Ratio of expenses before expense         1.94      2.01c   1.87    1.92     1.85
reductions (%)
----------------------------------------------------------------------------------
Ratio of expenses after expense          1.94      1.96^c  1.86    1.92     1.85
reductions (%)
----------------------------------------------------------------------------------
Ratio of net investment income          (1.63)    (1.33)  (1.30)  (1.37)   (1.30)
(loss) (%)
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                60        96      59      59      146
----------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.96% and 1.96%, respectively.

^d In 2002, the Advisor fully reimbursed the Fund for a net loss incurred on transactions which did not meet the Fund's investment guidelines. The amount of the loss was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

Scudder Technology Fund -- Class C

----------------------------------------------------------------------------------
 Years Ended October 31,                  2002     2001    2000    1999     1998
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period   $ 9.75    $26.91  $19.91  $11.17   $12.64
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a         (.13)     (.18)   (.35)   (.21)    (.14)
----------------------------------------------------------------------------------
  Net realized and unrealized gain      (3.02)   (14.40)   9.29   10.02      .81
  (loss) on investment transactions
----------------------------------------------------------------------------------
  Total from investment operations      (3.15)   (14.58)   8.94    9.81      .67
----------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                          --        (2.58)  (1.94)  (1.07)   (2.14)
----------------------------------------------------------------------------------
Net asset value, end of period         $ 6.60    $ 9.75  $26.91  $19.91   $11.17
----------------------------------------------------------------------------------
Total Return (%)^b                     (32.31)^d (57.85)  45.72   92.68     7.57
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)     65       111     255      73       18
----------------------------------------------------------------------------------
Ratio of expenses before expense         1.84      1.94^c    1.76  1.82     1.81
reductions (%)
----------------------------------------------------------------------------------
Ratio of expenses after expense          1.84      1.89^c    1.75  1.82     1.81
reductions (%)
----------------------------------------------------------------------------------
Ratio of net investment income          (1.53)    (1.26)  (1.22)  (1.27)   (1.26)
(loss) (%)
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                60        96      59      59      146
----------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.89% and 1.89%, respectively.

^d In 2002, the Advisor fully reimbursed the Fund for a net loss incurred on transactions which did not meet the Fund's investment guidelines. The amount of the loss was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

Scudder Technology Innovation Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended May 31,                                            2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $20.73   $29.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                (.15)    (.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment        (8.93)   (8.35)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                             (9.08)   (8.42)
--------------------------------------------------------------------------------
Redemption fees                                                  .01       --
--------------------------------------------------------------------------------
Net asset value, end of period                                $11.66   $20.73
--------------------------------------------------------------------------------
Total Return (%)^c                                            (43.75)  (28.89)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                             2       .8
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           1.48     1.64*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      (1.04)    (.74)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      131      165
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class A shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

Scudder Technology Innovation Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended May 31,                                             2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $20.67   $29.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                (.26)    (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment        (8.93)   (8.35)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                             (9.19)   (8.48)
--------------------------------------------------------------------------------
Redemption fees                                                  .01       --
--------------------------------------------------------------------------------
Net asset value, end of period                                $11.49   $20.67
--------------------------------------------------------------------------------
Total Return (%)^c                                            (44.41)  (29.09)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            .7       .1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           2.28     2.49*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      (1.84)   (1.59)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      131      165
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class B shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

Scudder Technology Innovation Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended May 31,                                           2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $20.67   $29.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                               (.26)    (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       (8.93)   (8.35)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                            (9.19)   (8.48)
--------------------------------------------------------------------------------
Redemption fees                                                 .01       --
--------------------------------------------------------------------------------
Net asset value, end of period                               $11.49   $20.67
--------------------------------------------------------------------------------
Total Return (%)^c                                           (44.41)  (29.09)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           .5       .3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                          2.26     2.46*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                     (1.82)   (1.56)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                     131      165
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class C shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

In this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
o Up to 0.25% annual service or             Class C
  distribution fee, as applicable
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 0.75% annual distribution fee and
  0.25% annual shareholder service fee
--------------------------------------------------------------------------------
Class C

o Sales charge of 1.00%, charged when     o The deferred sales charge rate is
  you buy shares                            lower, but your shares never convert
                                            to Class A, so annual expenses
o Deferred sales charge of 1.00%,           remain higher
  charged when you sell shares you
  bought within the last year

o 0.75% annual distribution fee and
  0.25% annual shareholder service fee
--------------------------------------------------------------------------------

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, a fund's advisor may provide compensation to financial representatives for distribution, administrative and promotional services.

Class A shares

Class A shares of Scudder Health Care Fund, Scudder Technology Fund and Scudder Technology Innovation Fund have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year. Class A shares of Scudder Global Biotechnology Fund have a 12b-1 plan, under which a distribution fee of up to 0.25% is deducted from class assets each year. Because distribution fees are continuous in nature, these fees may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares have a sales charge that varies with the amount you invest:

                     Sales charge as a %    Sales charge as a % of
  Your investment     of offering price      your net investment
---------------------------------------------------------------------
Up to $50,000                5.75%                  6.10%
---------------------------------------------------------------------
$50,000-$99,999               4.50                   4.71
---------------------------------------------------------------------
$100,000-$249,999             3.50                   3.63
---------------------------------------------------------------------
$250,000-$499,999             2.60                   2.67
---------------------------------------------------------------------
$500,000-$999,999             2.00                   2.04
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o     reinvesting dividends or distributions

o     investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

o exchanging an investment in Class A shares of another fund for an investment in the fund unless the fund in which you are investing has a higher sales load, in which case you would be required to pay the difference

o a current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a fund. Class B shares of Scudder Health Care Fund, Scudder Technology Fund and Scudder Technology Innovation Fund have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Class B shares of Scudder Global Biotechnology Fund have a 12b-1 plan, under which a distribution fee of up to 0.75% is deducted from class assets each year. Class B shares of Scudder Global Biotechnology Fund also deducts a 0.25% shareholder servicing fee from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares          CDSC on shares you sell
---------------------------------------------------------------------
First year                                    4.00%
---------------------------------------------------------------------
Second or third year                           3.00
---------------------------------------------------------------------
Fourth or fifth year                           2.00
---------------------------------------------------------------------
Sixth year                                     1.00
---------------------------------------------------------------------
Seventh year and later        None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares of Scudder Health Care Fund, Scudder Technology Fund and Scudder Technology Innovation Fund have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Class C shares of Scudder Biotechnology Fund have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from class assets each year. Class C shares of Scudder Global Biotechnology Fund also deduct a 0.25% shareholder servicing fee from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares have an up-front sales charge of 1.00%.

  Front-end Sales Charge as a        Front-end Sales Charge as a
      % of offering price             % of your net investment
---------------------------------------------------------------------
             1.00%                              1.01%
---------------------------------------------------------------------

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible for an up-front sales charge waiver.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                      1.00%
---------------------------------------------------------------------
Second year and later                           None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Because Class C shares have an up-front sales charge and higher annual expenses, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment         below
  check
                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

--                                        o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                        o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
Regular mail:
First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund             Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account     Some transactions, including most for
($500 for IRAs)                          over $100,000, can only be ordered in
                                         writing with a signature guarantee; if
$50 or more for exchanges between        you're in doubt, see page 58
existing accounts
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the     o Contact your representative by the
  method that's most convenient for you    method that's most convenient for you
--------------------------------------------------------------------------------
By phone or wire

o  Call (800) 621-1048 for instructions  o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:            Write a letter that includes:

o the fund, class and account number     o the fund, class and account number
  you're exchanging out of                 from which you want to sell shares

o the dollar amount or number of shares  o the dollar amount or number of
  you want to exchange                     shares you want to sell

o the name and class of the fund you     o your name(s), signature(s) and
  want to exchange into                    address, as they appear on your
                                           account
o your name(s), signature(s) and
  address, as they appear on your        o a daytime telephone number
  account

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a     --
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                       o To set up regular cash payments from
                                           a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in a separate prospectus and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call (800) 621-1048.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company and it has been determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone Transactions. You are automatically entitled to telephone transaction privileges but you may elect no to have them when you open your account or by contacting Shareholder Services at a later date

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Each fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that a fund cannot accept cash, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund don't affect CDSCs: For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o     the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o     withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

How the funds calculate share price

The price at which you buy shares is as follows:

Class A and Class C shares -- net asset value per share or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B shares-- net asset value per share or NAV

To calculate NAV, each share class uses the following equation:

   TOTAL ASSETS - TOTAL LIABILITIES
---------------------------------------    = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

o     withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to certain retirement accounts, or if you have an automatic investment plan, or to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

o     reject or limit purchases of shares for any reason

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to its shareholders annually in December and, if necessary, may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

--------------------------------------------------------------------------------






Scudder Investments                       SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                 Public Reference Section
Chicago, IL 60606-5808                    Washington, D.C. 20549-0102
www.scudder.com                           www.sec.gov
(800) 621-1048                            (202) 942-8090












Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048


SCUDDER                              SEC File Numbers:
INVESTMENTS                          Scudder Health Care Fund           811-2021
                                     Global Biotechnology Fund          811-8227
A Member of                          Scudder Technology Fund            811-0547
Deustche Asset Management [LOGO]     Scudder Technology Innovation Fund 811-2021

                                                                         SCUDDER
                                                                     INVESTMENTS



                             Sector Specific Funds I
                             Institutional Class



                      Prospectus

--------------------------------------------------------------------------------
                             January 1, 2003, as revised February 1, 2003
--------------------------------------------------------------------------------
                          |
                          |  Scudder Technology Fund





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Fund Works                        How to Invest in the Fund

     4  The Fund's Main Investment            16  Buying and Selling
        Strategy                                  Institutional Class Shares

     5  The Main Risks of Investing           21  Policies You Should Know
        in the Fund                               About

     7  The Fund's Performance                27  Understanding Distributions
        History                                   and Taxes

     9  How Much Investors Pay

    10  Other Policies and Secondary
        Risks

    12  Who Manages and Oversees
        the Fund

    14  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                       |    Institutional Class
                                                       |
                                          fund number  |    511
--------------------------------------------------------------------------------

Scudder Technology Fund

The Fund's Main Investment Strategy

The fund seeks growth of capital.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of US companies in the technology sector. For purposes of the fund's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semi-conductors, software, telecom equipment and computers/hardware. The fund may invest in companies of any size.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, innovative products and services, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

Top-down analysis. The managers consider the economic outlooks for various industries within the technology sector while looking for those that may benefit from changes in the overall business environment.

The managers may favor securities from different industries and companies within the technology sector at different times, while still maintaining variety in terms of the industries and companies represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given technology industry.


The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the technology sector of the US stock market. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING
PARAGRAPHS.

This fund is designed for investors who can accept above-average risks and are interested in exposure to a sector that offers attractive long-term growth potential.

Sector Specific Risk. While the fund does not concentrate in any industry, the fund focuses its investments in technology companies. As a result, market price movements, market saturation and rapid product obsolescence affecting companies in this field will have a significant impact on the fund's performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o     derivatives could produce disproportionate losses

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk.

The table shows how fund performance compares with a broad-based market index and one other relevant index (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for the Institutional Class is August 19, 2002. In the bar chart and the table, the performance figures for the period before that date are based upon the historical performance of the fund's Class A shares, except that the effect of the Class A shares maximum sales load is not shown because the Institutional Class does not impose a sales load.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Technology Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

            1992             -1.19
            1993             11.69
            1994             11.35
            1995             42.77
            1996             20.60
            1997              7.11
            1998             43.59
            1999            114.28
            2000            -24.31
            2001            -34.44


2002 Total Return as of September 30: -31.67%

For the periods included in the bar chart:
Best Quarter: 57.79%, Q4 1999                 Worst Quarter: -34.76%, Q3 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                 1 Year            5 Years          10 Years
--------------------------------------------------------------------------------
Class A (unadjusted for
sales charge)
--------------------------------------------------------------------------------
  Return before Taxes            -34.44             10.34             13.22
--------------------------------------------------------------------------------
  Return after Taxes on          -34.44              8.30             10.09
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on          -20.97              8.80             10.28
  Distributions and Sale
  of Fund Shares
--------------------------------------------------------------------------------
Index 1 (reflects no             -11.87             10.70             12.94
deductions for fees,
expenses, or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no             -28.58             11.87                --
deductions for fees,
expenses, or taxes)
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap US stocks.

Index 2: Goldman Sachs Technology Index, an unmanaged capitalization-weighted index based on a universe of technology-related stocks.

In the past, the technology sector has experienced above-average volatility that produced significant fluctuations in the fund's performance. For more recent performance information, call your financial representative or (800) 621-1048 or visit our Web site at www.scudder.com.

Institutional Class shares do not have a full calendar year of performance and past performance data is not provided. Although Class A shares are not offered in this prospectus, they are invested in the same portfolio. Institutional Class shares annual returns differ only to the extent that the classes have different fees and expenses.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment                      None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                            0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                                         None
--------------------------------------------------------------------------------
Other Expenses*                                                           0.33
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                          0.88
--------------------------------------------------------------------------------

* Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.33%, for the Institutional Class shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by this class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.88% for the Institutional Class shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement. Assuming the management fee and 12b-1 distribution/service fees remain the same, the waiver would have no effect on estimated annual fund operating expenses.

Based on the costs above, this example helps you compare this fund's Institutional Class shares expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Institutional Class                   $90        $281         $488       $1,084
--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's 80% investment policy as described herein.

o The fund may trade securities actively. This could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund was not pursuing its goal.

o The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks.

o Each fund may use hedging transactions to attempt to reduce specific risks. For example, to protect a fund against circumstances that would normally cause the fund's portfolio securities to decline in value, the fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. A fund's ability to hedge may be limited by the costs of the derivatives contracts. A fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of the fund, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms.

Secondary Risks

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

IPO Risk. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on a fund so long as a fund has a small asset base. A fund may not experience a similar impact on its performance as its assets grow because it is unlikely a fund will be able to obtain proportionately larger IPO allocations.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the fund. For the most recent fiscal year, the actual amount paid in management fees was 0.53% of the fund's average daily net assets.

The portfolio managers

The following people handle the day-to-day management of the fund.

  Blair Treisman                         Stephen Scott
  Director of Deutsche Asset             Director of Deutsche Asset Management
  Management and Lead Manager of         and Consultant to the fund.
  the fund.                               o Joined Deutsche Asset Management in
   o Joined Deutsche Asset                  1996, previously serving as team
     Management in 1999 and the fund        leader of Software and IT services,
     in 2000.                               London, and analyst/portfolio
   o Prior to that, business                manager, Sydney, after 1 year of
     services analyst at Salomon            experience as credit analyst for
     Smith Barney (1999); senior            Westpac Banking Corporation.
     research analyst and hedge fund      o Analyst for global technology team:
     manager at Midtown Research            New York.
     Group (1998-1999); senior            o Joined the fund in 2002.
     analyst-- Small Cap Growth
     Equities Group at Putnam
     Investments (1994-1998).
   o MBA, Columbia University
     Graduate School of Business.

  Jonathan Wild
  CA, Managing Director of Deutsche
  Asset Management and Consultant to
  the fund.
   o Joined Deutsche Asset
     Management in 1996, previously
     serving as portfolio manager
     and analyst for U.K. equities
     specializing in the Telecoms
     sector, London, after 9 years
     of experience as fund manager
     for Finsbury Asset Management
     and analyst at BZW having
     previously qualified as a
     chartered accountant at KPMG.
   o Head of global technology team
     and global equity research team
     for Hardware & Equipment
     sector: New York.
   o Joined the fund in 2002.

Financial Highlights

This table is designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in a the fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for the fund has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements is included in the fund's annual report (see "Shareholder reports" on the back cover).

Scudder Technology Fund -- Institutional Class

--------------------------------------------------------------------------------
                                                                        2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 8.08
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                        .01
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                         (.71)
--------------------------------------------------------------------------------
  Total from investment operations                                     (.70)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 7.38
--------------------------------------------------------------------------------
Total Return (%)                                                      (8.66)**^c
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                 .91
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                   .88*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              (.74)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                              60
--------------------------------------------------------------------------------

^a For the period from August 19, 2002 (commencement of sales of Institutional Class shares) to October 31, 2002.

^b    Based on average shares outstanding during the period.

^c In 2002, the Advisor fully reimbursed the Fund for a net loss incurred on transactions which did not meet the Fund's investment guidelines. The amount of the loss was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

*     Annualized

**    Not annualized

How to Invest in the Fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a service agent -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your service agent may have its own policies or instructions, and you should follow those.

Buying and Selling Institutional Class Shares

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("service agent"). Contact them for details on how to enter and pay for your order. The fund's advisor or administrator may provide compensation to service agents for distribution, administrative and promotional services. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to Scudder Investments Service Company. Your purchase order may not be accepted if the fund withdraws the offering of fund shares, the sale of fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the fund's shareholders.

Eligibility requirements

You may buy Institutional Shares if you are any of the following:

o An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o     An employee benefit plan with assets of at least $50 million.

o A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

o     A client of the private banking division of Deutsche Bank AG.

o A current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares in the funds.

Investment minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived for:

o Investment advisory affiliates of Deutsche Bank Securities, Inc. or Scudder funds purchasing shares for the accounts of their investment advisory clients.

o     Employee benefit plans with assets of at least $50 million.

o     Clients of the private banking division of Deutsche Bank AG.

o A current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds.

The fund and its service providers reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

How to contact Scudder Investments Service Company

---------------------------------------------------------------------
By Phone:           (800) 621-1048
---------------------------------------------------------------------
First Investments   Scudder Investments Service Company
By Mail:            P.O. Box 219356
                    Kansas City, MO 64121-9356
---------------------------------------------------------------------
Additional          Scudder Investments Service Company
Investments By      P.O. Box 219154
Mail:               Kansas City, MO 64121-9154
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By Overnight Mail:  Scudder Investments Service Company
                    811 Main Street
                    Kansas City, MO 64105-2005
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By Fax (for         (800) 821-6234
exchanging and
selling shares
only):
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You can reach ScudderACCESS, the Scudder automated information line, 24 hours a day, 7 days a week by calling (800) 972-3060.

How to open your fund account

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MAIL:               Complete and sign the account application that
                    accompanies this prospectus. (You may obtain
                    additional applications by calling Scudder
                    Investments Service Company.) Mail the
                    completed application along with a check
                    payable to Scudder Technology Fund --
                    Institutional Class -- 511 to Scudder
                    Investments Service Company. The addresses are
                    shown under "How to contact Scudder Investments Service Company."
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WIRE:               Call Scudder Investments Service Company to set
                    up a wire account.
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Please note that your account cannot become activated until we receive a completed application.


How to buy and sell shares

MAIL:

Buying: Send your check, payable to "Scudder Technology Fund -- Institutional Class -- 511," to Scudder Investments Service Company. The addresses are shown above under "How to contact Scudder Investments Service Company." Be sure to include the fund number and your account number (see your account statement) on your check. If you are investing in more than one fund, make your check payable to "Scudder Funds" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to Scudder Investments Service Company with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $250,000 worth of shares in your account to keep it open. Unless exchanging into another Scudder fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call Shareholder Services at
(800) 621-1048 to notify us in advance of a wire transfer purchase. Inform Shareholder Services of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 pm (Eastern time) the next business day following your purchase.

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Bank Name:          State Street Kansas City
---------------------------------------------------------------------------
Routing No:         101003621
---------------------------------------------------------------------------
Attn:               Scudder Funds
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DDA No:             751-069-1
---------------------------------------------------------------------------
FBO:                (Account name)
                    (Account number)
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Credit:             Scudder Technology Fund -- Institutional Class -- 511
---------------------------------------------------------------------------

Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times. If your wire is not received by 4:00 pm (Eastern time) on the next business day after the fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.

Selling: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your service agent or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or Shareholder Services at (800) 621-1048. Inform Shareholder Services of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. The fund and its service agents reserve the right to waive the minimum from time to time at their discretion. We must receive your order by 4:00 pm (Eastern time) to wire your account the next business day.

TELEPHONE TRANSACTIONS:

You may place orders to buy and sell over the phone by calling your service agent or Shareholder Services at (800) 621-1048. If your shares are in an account with Scudder Investments Service Company, you may (1) redeem by check in an amount up to $100,000, or by wire (minimum $1,000), or (2) exchange the shares for Institutional shares of another Scudder fund by calling Shareholder Services. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Scudder Investments Service Company at a later date.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through service agents.

If you are investing through a service agent, check the materials you received from them. The service agent may have procedures that differ in certain respects from those described here, and an investor should consult with the service agent whenever a question arises. Please note that a service agent may charge fees separate from those charged by the fund.

In either case, keep in mind that the information in this prospectus applies only to the fund's Institutional Class. The fund does have other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

It is our policy to offer purchase privileges to current or former directors or trustees of the Deutsche or Scudder mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class. If a fund does not offer Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. The fund also reserves the right to waive the minimum account balance requirement for employee and director accounts.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 pm (Eastern time), but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time that the fund is open for business. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through service agents must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your service agent should be able to tell you when your order will be processed. It is the responsibility of your service agent to forward your order to Scudder Investments Service Company in a timely manner. Contact your service agent if you have a dispute as to when your order was actually received by Scudder Investments Service Company.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, you must use a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 pm (Eastern time) the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred. To sell shares, you must state whether you would like to receive the proceeds by wire or check.

We accept payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The fund can only send wires of $1,000 or more.

Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but the proceeds could be delayed for up to seven calendar days. However, the payment of redemption proceeds and the processing of exchanges for shares recently purchased by check may be delayed for up to 10 calendar days.

We do not issue share certificates.

You may have difficulty contacting Shareholder Services by telephone during times of market volatility or disruption in telephone service. If you are unable to reach Shareholder Services by telephone, you should make your request by mail.

Your purchase order may not be accepted if the fund withdraws the offering of fund shares, the sale of fund shares has been suspended or if the fund determined that your purchase would be detrimental to the interests of its shareholders.

We reserve the right to reject purchases of fund shares (including purchases that are part of an exchange) for any reason. We reserve the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the fund from disposing of its portfolio securities or pricing its shares.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases or sales. In addition, for exchange requests, we may require a shareholder to own shares of the fund for 15 days before we process the purchase order for the other fund if we believe that the shareholder's exchanges coincide with a "market timing" strategy. We may also reject or limit purchase orders for these or other reasons.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or Shareholder Services for more information.

Account Statements: We or your service agent will generally furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account.

How the fund calculates share price

The fund calculates the price of its shares (also known as the "net asset value" or "NAV") in accordance with the standard formula for valuing mutual fund shares described below. The fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. You can find the fund's share price in the mutual fund listings of most major newspapers and on www.scudder.com.

The fund calculates a net asset value per share for each of its classes. The formula for calculating the fund's net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets -- the market value of the securities it holds, plus its cash reserves -- and dividing the result by the number of outstanding shares of that class.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

--------------------------------------------------------------------------------

Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early, the fund will calculate its net asset value at the time of closing.

Performance information

The fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.


Other rights we reserve

You should be aware that we may do any of the following:

o     withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add, or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o redeem your shares or close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $250,000 for any reason other than a change in market value

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to pay dividends and distributions to its shareholders annually in December and, if necessary, may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------------
o taxable income dividends you receive from the fund
---------------------------------------------------------------------
o short-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------------
o long-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about a fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including a fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.
--------------------------------------------------------------------------------

Scudder Investments                   SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza             Public Reference Section
Chicago, IL 60606-5808                Washington, D.C. 20549-0102
www.scudder.com                       www.sec.gov
(800) 621-1048                        (202) 942-8090






Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048




SCUDDER
INVESTMENTS
                                      SEC File Number:
A Member of
Deustche Asset Management [LOGO]      Scudder Technology Fund          811-0547